EMPLOYEE SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Schedule of Assumptions Used

September 30, 2011
2008 Share Incentive Plan
Risk-fee interest rate	0.96%
Dividend yield	-
Expected volatility range	43.98%
Expected term	5.25 years

Summary of Stock Options

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012	4,643,734	US$	3.55	US$	1.25	6.05
Forfeited	-		-		-
Granted	-		-		-

Outstanding, December 31, 2012	4,643,734	US$	3.55	US$	1.25	5.05	-

Vested and expected to vest at December 31, 2012	4,643,734	US$	3.67	US$	1.25	5.05	-

Exercisable at December 31, 2012	2,143,925	US$	3.67	US$	1.25	5.05	-

Schedule of Share-Based Compensation Expense

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	7,046	6,876	6,776	1,087
Selling expenses	2,525	2,358	2,308	371

	9,571	9,234	9,084	1,458